Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities
Accounts payable	$ 3.5	$ 6.8
Accrued liabilities	37.3	35.0
Accounts payable and accrued liabilities	$ 40.8	$ 41.8